Income Taxes, Components of Deferred Income Tax (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net operating loss ("NOL") carryforwards	$ 88	$ 79
Stock-based compensation	26	24
Compensation and benefits - other	21	20
Deferred rent	21	19
Other	56	79
Total deferred tax assets	212	221
Less valuation allowance	(65)	(55)
Net deferred tax assets	147	166
Deferred tax liabilities
Property, plant and equipment	473	517
Licenses/intangibles	326	306
Partnership investments	173	162
Total deferred tax liabilities	972	985
Net deferred income tax liability	825	819
Deferred income tax liability, net
Deferred tax liabilities
Net deferred income tax liability	826	821
Other assets and deferred charges
Deferred tax liabilities
Net deferred income tax liability	$ (1)	$ (2)